Supplement to the
Fidelity® MSCI Materials Index ETF
November 29, 2022
Summary Prospectus

Amy Whitelaw no longer serves as a Portfolio Manager of the fund.
T08-SUSTK-0223-102 1.9871013.102	February 22, 2023